EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated September 28, 2012 and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-12-066419) to the definitive versions of the Registrant’s prospectuses and Statement of Additional Information regarding the Class A and G Shares of the Emerging Markets Debt Fund, dated January 31, 2012, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on January 27, 2012 (SEC Accession No. 0001104659-12-004704).